Convertible senior notes - Capitalised borrowing cost (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Loans and borrowings
Total capitalisable borrowing costs		$ 2,807
Total eligible capitalisable borrowing costs		1,866
Convertible senior notes
Loans and borrowings
Effective interest expense	$ 3,508
Corporate allocation adjustment @20%	(702)
Total capitalisable borrowing costs	2,807
Interest income from temporary investment of Notes proceeds	(1,176)
Corporate allocation adjustment @20%	235
Net interest income adjustment	(941)
Total eligible capitalisable borrowing costs	$ 1,866	$ 1,866
Corporate allocation adjustment rate	20.00%